Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill		$ 123,044,901	$ 94,617,474	$ 96,926,551
Business combinations [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill		1,894,770	10,189,094
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	[1]	0	8,294,324
Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill		$ 1,894,770	$ 1,894,770

[1]	See Note 15 – Business combinations, letter a).